Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (35,803)	R (37,193)
Deferred tax liabilities	3,478	5,205
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	17,102	14,768
Deferred tax liabilities	5,054	6,833
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	1,573	1,677
Deferred tax liabilities	461	490
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(1,396)	(1,216)
Deferred tax liabilities	129	138
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(3,672)	(4,284)
Deferred tax liabilities	(2,116)	(1,928)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(39,896)	(39,666)
Deferred tax liabilities	(8)	(4)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	374	225
Deferred tax liabilities	107	106
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,979)	(2,922)
Deferred tax liabilities	(501)	(543)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(6,909)	(5,775)
Deferred tax liabilities	352	113
US interest expense limitation carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (6,100)	R (5,000)